Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Long-term investments
Balance at the beginning of the year	$ 993,630
Investments made/transfers from prepayments	342,415
Loss from equity method investments, net	(5,716)	$ (1,220)
Dividend received from equity method investments	(771)	(5,742)
Disposal of investments	(17,713)
Impairment on investments	(25,425)
Fair value change through earnings (including adjustment of subsequent price changes)	17,594	$ (273,950)
Fair value change through earnings	17,594
Currency translation adjustment	(20,436)
Balance at the end of year	1,283,578
Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	196,579
Investments made/transfers from prepayments	40,000
Disposal of investments	(3,463)
Impairment on investments	(25,425)
Fair value change through earnings	7,027
Currency translation adjustment	(5,233)
Balance at the end of year	209,485
Equity Method Investment
Long-term investments
Balance at the beginning of the year	557,501
Investments made/transfers from prepayments	302,415
Loss from equity method investments, net	(5,716)
Dividend received from equity method investments	(771)
Disposal of investments	(14,250)
Reclassification of equity investment with readily determinable fair value to equity-method investment	153,407
Currency translation adjustment	(15,203)
Balance at the end of year	977,383
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	239,550
Reclassification of equity investment with readily determinable fair value to equity-method investment	(153,407)
Fair value change through earnings	10,567
Balance at the end of year	$ 96,710